Share-based Payments as reflected in the Consolidated Statement of Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment [Line Items]
Share-based payment expense	$ 10,718	$ 14,468	$ 12,637
General And Administrative [Member]
Share-based Payment [Line Items]
Share-based payment expense	(7,650)	(10,677)	(5,293)
Research And Development [Member]
Share-based Payment [Line Items]
Share-based payment expense	$ (3,068)	$ (3,791)	$ (7,344)